Intangible assets - Income statement location of Amortization and Net Impairment (Details) - Brands - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Charge for the period	£ 120	£ 99	£ 108
Net impairment losses/(reversals)	14	159	186
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Charge for the period	61	38	55
Net impairment losses/(reversals)	9	155	185
Selling, general and administration expenses
Disclosure of detailed information about intangible assets [line items]
Charge for the period	59	61	53
Net impairment losses/(reversals)	£ 5	£ 4	£ 1